Related party disclosures - Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Fixed and variable wages, social charges and benefits expensed in the year	$ 2,441,000	$ 2,179,000	$ 2,348,000
Share-based payment expense for the year	1,307,000	1,106,000	1,397,000
Board members fees to non-executive members	210,000	210,000	199,000
Total compensation expense for key management personnel	3,958,000	$ 3,495,000	$ 3,944,000
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Total compensation expense for key management personnel	$ 16,000